Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventories

3. Inventories

At March 31, 2022 and December 31, 2021 the Company’s inventories include the following:

(in thousands)	March 31, 2022	December 31, 2021
Raw Materials	$1,408	$776
Work In Process	7,835	9,555
Finished Goods	2,489	2,182
Total Inventories	$11,732	$12,513

3. Inventories

At December 31, 2021 (Successor) and 2020 (Predecessor), the Company’s inventories include the following:

	Successor	Predecessor
(in thousands)	2021	2020
Raw Materials	$776	$667
Work In Process	9,556	2,380
Finished Goods	2,181	538
Total Inventories	$12,513	$3,585